SHAREHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 7:-	SHAREHOLDERS' EQUITY

a.	Share and warrants issuances:

In the months January through August 2012, the Company issued 242,500 of ordinary shares, £ 0.01 par value each, at a price of $  2.00 per share, for total gross proceeds of approximately $ 485, net of $ 75 included in receipt on the account of shares as of January 1, 2012. The investors were also granted with warrants to purchase 261,731 ordinary shares, at an exercise price of $ 2.00. In June 2012, the Company issued 10,000 of ordinary shares, £  0.01 par value each, at a price of $ 2.25 per share, for total gross proceeds of approximately $ 23. This financing round was furnished with 50% warrant coverage, to purchase 5,000 ordinary shares of the Company, at an exercise price of $ 2.25.

In April 2012, the Company modified 39,500 warrants that were issued to investors in January 2012 with an exercise price of $ 1 to a total of 79,000 warrants with an exercise price of $ 2. The Company accounted for these changes as modifications in accordance with ASC 718. The Company calculated the incremental value of these modifications and recorded deemed dividend in a total amount of $ 33 to additional paid-in capital.

In August 2012, the Company issued 232,558 ordinary shares, £ 0.01 par value each, at a price of $ 1.72 per share, for total gross proceeds of $ 400. This financing round was furnished with 100% warrant coverage, to purchase 232,558 ordinary shares of the Company, at an exercise price of $ 1.72 and contractual life of five years (the "August 2012 Financing"). In addition, in August and September 2012, the Company issued 18,375 of ordinary shares, £0.01 par value each, at a price of $ 2.00 per share, for total gross proceeds of $ 37. This financing round was furnished with 100% warrant coverage, to purchase 18,375 ordinary shares of the Company, at an exercise price of $ 2.00 per share and contractual life of five years. If the Company contemplates a private placement of ordinary shares and warrants with an aggregate offering amount which is no greater than $ 20,000 or in any other private placement that occurs prior to December 1, 2012 (the "Private Placement"), in which the equity price and equity linked pricing terms are more favorable to the investors, the Company will modify the terms to reflect any more favorable pricing terms provided to the other investors in the Private Placement on a $ 1 for $ 1 basis, in lieu of cash consideration. (the "Most Favored Nation").

On November 30, 2012, the Company completed a private placement under the November Purchase Agreement (the " November 2012 Purchase Agreement"), by and among the Company and certain investors (the "November 2012 Financing"). As part of the November 2012 Financing, the Company sold an aggregate of 751,500 Ordinary Shares at $ 2.00 per share for gross proceeds of $ 1,503 (the "November 2012 Shares") and 375,750 warrants to purchase an aggregate of 375,750 Ordinary Shares (the "November's 2012 Warrants").

Under the November 2012 Financing, the Company also entered into the November Registration Rights Agreement with the investors pursuant to which the Company is required to file a registration statement to register the resale of up to 133% of the number of Ordinary Shares issued in the November Financing and that may be issued upon exercise of the November's 2012 Warrants. The Company agreed to file a registration statement no later than 30 days after January 3, 2013 and to have the registration statement declared effective no later than the earlier of (a) the 90th day after the Self Filing Effective Date (or 120 days if the registration statement is reviewed by the SEC) or (b) the third day after the Company is notified that the registration statement will not be reviewed or is no longer subject to review. In February 2013, the registration statement was declared effective.

As part of the November 2012 Financing, the Company issued to the investors the November's 2012 Warrants to purchase Ordinary Shares at an initial exercise price of $ 2.00 per share, exercisable for a term of five years. The exercise price is subject to standard anti-dilution adjustments.

In addition, under the terms of the November 2012 Purchase Agreement, from the date each investor entered into the November 2012 Purchase Agreement until the earlier of (i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the November Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "November Most Favored Nation").

Due to the December 2012 Most Favored Nation terms, the most favored nation terms for the investors in the November 2012 Financing were extended to 2 years and the investors also received warrants with a January Down Round Protection in January 2013.

On January 17, 2013, the Company issued 67,500 of ordinary shares, £ 0.01 par value each, at a price of $ 2.00 per share, for total gross proceeds of $ 135 that were paid in December 2012. The investors were also granted with warrants to purchase 33,750 ordinary shares, at an exercise price of $ 2.00 (the "December 2012 Financing").

Under the terms of the purchase agreement, from the date each investor entered into the purchase agreement until the earlier of (i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing on the same terms and conditions as provided to the investors in a subsequent financing (the " December Most Favored Nation").

On January 17, 2013, the Company completed a private placement under the January 2013 Purchase Agreement (the "January 2013 Purchase Agreement"), by and among the Company and certain investors (the "January 2013 Financing"). As part of the January 2013 Financing, the Company sold an aggregate of 405,500 ordinary shares at $ 2.00 per share (the "January 2013 Shares") and 202,750 Series A warrants, 375,000 Series B warrants and 187,500 Series C warrants to purchase an aggregate of 765,250 ordinary Shares (the "January 2013 Warrants"), for gross proceed of $ 811. Under the terms of the Agent Agreement, the Company issued 43,035 Series A warrants with an exercise price of $ 2.00 per share and a contractual life of five years. The fair value of the warrants at the commitment date was $ 21. The Company also paid $ 70 in cash, for advisory and legal services in relation with the January 2013 Financing.

The exercise price of the January 2013 Warrants is $ 2.00. The Series A warrants and Series C warrants are exercisable for a term of five years and the Series B warrants are exercisable until the earlier of (i) the one-year anniversary of the date when the registration of the Series B warrants becomes effective, or (ii) the 18 month anniversary of the issuance date. The vesting of the Series C warrants is dependent upon exercise of the Series B warrants. The Series C warrants shall vest in proportion to the holder's exercise of the Series B warrant as compared with the total Series B warrants issued to such holder.

Under the January 2013 Financing, the Company also entered into the January 2013 Registration Rights Agreement with the investors pursuant to which the Company is required to file a registration statement to register the resale of up to 133% of the number of ordinary shares issued in the January 2013 Financing and that may be issued upon exercise of the January 2013 Warrants. The Company agreed to file a registration statement no later than 30 days after February 28, 2013, provided the filing date shall be 60 days if the Company is required to include audited financial statements for fiscal year 2012 and to have the registration statement declared effective no later than the earlier of (a) the 90th day after the Self Filing Effective Date (135 days if the registration statement is reviewed by the SEC or 165 days if the Company is required to include audited financial statements for fiscal year 2012) or (b) the third day after the Company is notified that the registration statement will not be reviewed or is no longer subject to review.

Subject to certain limitations, the Series B warrants may be cancelled for consideration equal to $ 0.001 per warrant share by the Company in the event that the closing sale price of the ordinary shares for each 20 consecutive trading days exceeds $ 3.75 (subject to adjustment for forward and reverse stock splits, recapitalizations, stock dividends, etc.) and (ii) the average daily volume for such 20 day period exceeds 75,000 ordinary shares or ADSs (subject to adjustment for forward and reverse stock splits, recapitalizations, stock dividends, etc.).

The exercise price of the January 2013 Warrants is subject to standard anti-dilution adjustments. In addition, under the terms of the January 2013 Purchase Agreement, from the date each investor entered into the January 2013 Purchase Agreement until the later of (i) the two year anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the ordinary shares or ADSs exceeds $ 100 per trading day (the "Expiration Date"), each investor may elect to exchange all of its shares and January 2013 Warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the January Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "January 2013 Most Favored Nation").

In addition, while the January 2013 Warrants are outstanding if the Company will issue warrants at an effective price per share which is lower than the exercise price of the January 2013 Warrants, the exercise price of the January 2013 Warrants shall be reduced to the lower share price in the subsequent financing ( the "January 2013 Down Round Protection"). In addition, until the Expiration Date, the shares and the Series A warrants are also entitled to a price protection.

From January 31, 2013 through May 13, 2013, the Company completed several private placements by and among the Company and certain investors. As part of the financings, the Company sold an aggregate of 335,000 ordinary shares at $ 2.00 per share and 167,500 Series A warrants, for gross proceeds of $ 670. The warrants and the shares are eligible to most favored nation terms and also to a price protection. Under the terms of the Agent Agreement, the Company issued 10,800 warrants with an exercise price of $ 2.00 per share and a contractual life of five years. The fair value of the warrants at the commitment date was $ 5. The value of the warrants as of June 30, 2013 was $ 11 and the change in value was recorded as financial expense.

In relation to the issuances of August 2012 Financing through May 2013 financings, the Company first allocated the proceeds to the detachable warrant, that due to the most favored nation terms and in accordance with ASC 815 is being considered a freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense. The remaining proceeds were allocated to the shares and were recorded to equity. The issuance costs were allocated between the warrants and the shares in proportion to the allocation of the proceeds. The portion of the issuance costs that were allocated to the warrants was recorded as financial expense in the Company's statement of comprehensive loss. The portion of the issuance costs that were allocated to the shares was recorded to additional paid in capital.

The fair value of warrants granted was valued by using the Black-Scholes call option pricing model. The anti-dilution adjustments of August 2012 Most Favored Nation and the November 2012 Most Favored Nation were calculated by using Black-Scholes put option model since its similar to put options by providing a guaranteed price for an underlying instrument and offer insurance against dilution. The Company used different parameters for the warrants call option and the warrants put option since the expected life of the most favored nation terms was shorter than the expected life of the warrants. Fair values were estimated using the following assumptions for the warrants call option (range of annualized percentages):

	Year ended December 31,	Period ended June 30,
	2012	2013
		Unaudited

Dividend yield	0%	0%
Expected volatility	79.61%-86.31%	76.83%-86.09%
Risk-free interest	0.12%-0.21%	0.12%-0.67%
Expected life	0.92-1.42 years	0.75-2.39 years

Fair values were estimated during 2012 using the following assumptions for the warrants put option (range of annualized percentages):

	Year ended December 31,	Period ended June 30,
	2012	2013
		Unaudited

Dividend yield	0%	0%
Expected volatility	67%-83%	73.33%-86.09%
Risk-free interest	0.11%-0.28%	0.13%-0.32%
Expected life	0.25-1.04 years	0.58-1.83 years

The initial fair value of the detachable warrant granted on August 29, August 29, September 28 and November 30, 2012 (the "Detachable Warrants") was $ 93, $ 4, $ 4 and $ 210, respectively.

On December 1, 2012, the fair value of the detachable warrant related to the issuances of August 2012 through September 2012 was $ 141. The change in fair value in the amount of $ 40 was recorded as financial expense in the Company's statement of comprehensive loss. Upon the lapse of the Most Favored Nation period on December 1, 2012, the detachable warrant was reclassified to additional paid in capital.

On December 31, 2012 and June 30, 2013, the fair value of the detachable warrant related to the November 2012 Financing was $ 188 and $ 402 respectively. The change in fair value was recognized as financial income in the Company's statement of comprehensive loss.

The initial fair value of the detachable warrant related to the December 2012 Financing, January 2013 Financing and other subsequent financings through May 2013 was $ 17, $ 383 and $ 76, respectively.

On June 30, 2013, the fair value of the detachable warrant related to December 2012 Financing, January 2013 Financing and other subsequent financings through May 2013 was $ 36, $ 583 and $ 179, respectively.

b.	Share option plan:

In August 2007, the Company adopted the share option plan (the "Plan"). The number of shares that may be issued upon exercise of options under the Plan shall not exceed 1,365,000 shares. In June 2013, the Plan was amended increasing the number of shares that may be issued by 2,500,000 to a total of 3,865,000. As of June 30, 2013, 3,096,010 ordinary shares are available for future issuance under the Plan.

The weighted-average estimated fair value of stock options granted during the six months ended June 30, 2012 was $ 1.09 per share using the Black-Scholes option pricing. No grants were made during the six months ended June 30, 2013. Fair value was estimated using the following weighted-average assumptions (annualized percentages):

Six months ended June 30, 2012 (Unaudited)

Dividend yield	0%
Expected volatility	90%
Risk-free interest	0.69%-0.74%
Expected life	5.0%
Forfeiture rate	0%

The following is a summary of the Company's stock option activity related to employees and directors and related information for the period ended June 30, 2013:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
	Unaudited

Outstanding at beginning of the period	770,527	$1.44
Changes during the period:
Forfeited	(55,000)	$1.56

Options outstanding at end of the period	715,527	$1.39	6.5	$197

Vested and expected to vest	715,527	$1.39	6.5	$197

Options exercisable at end of the period	715,527	$1.39	6.5	$197

During the six months ended June 30, 2013, the Company recorded additional $ 57 (unaudited) in share based compensation expenses. As of June 30, 2013, there was no unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Company's stock option plans.

c.	Warrants and options to service providers:

The options and warrants outstanding as of June 30, 2013 that were granted to the Company's service providers are as follows:

Grant date	Number of options	Exercise Price	Expiration date

August 28, 2007 (1)	20,475	1.29	August 28, 2017
May 27, 2009 (1)	30,000	1.56	May 27, 2019
February 12, 2012 (3)	309,492	2.00	February 12, 2017
April 26, 2012 (2)	90,000	2.00	March 19, 2017
June 27, 2012 (4)	2,988	1.75	June 21, 2022
November 30, 2012 (5)	90,180	2.00	November 30, 2017
January 17, 2013 (5)	43,035	2.00	January 17, 2018
January 31, 2013 (5)	7,200	2.00	January 31, 2018
February 8, 2013 (5)	3,600	2.00	February 28, 2018

	596,970

1.
In August 2007 and May 2009, the Company granted 20,475 and 30,000 fully vested options, respectively, to the pre-clinical development consultant. The fair value of the options was $  29 (unaudited) and $  33, respectively. Since the exercise price of such options is denominated in a currency that is different from the Company's functional currency, the Company accounts for such options as a liability. The fair value of the options was estimated each cut-off date using the Black-Scholes options valuation model.

In June 2012, the Company increased and changed the denominated currency of the exercise price of the options that were issued in May 2009 from £ 0.8 to $ 1.56 resulting in the options being reclassified from a liability to equity. The Company accounted for this change as a modification in accordance with ASC 718. The Company calculated the incremental value of this modification. Since there was no incremental value, the Company only reclassified the related liability in the amount of $ 35 to additional paid-in capital.

The changes in fair value of the outstanding liability was recorded as financial expense (income). The Company recorded financial income in the amount of $ 3 for each of the years ended December 31, 2012 and 2011. The Company also recorded insignificant financial income for the period ended June 30, 2013.

2.
In 2011, the Company granted 35,000 fully vested warrants to the Finder (as defined below) under a consulting agreement that was signed in 2011 ("2011 Consulting Agreement"). The exercise price was $ 1 and the contractual life is five years. The fair value of the warrants in the amount of $ 45 was recorded to additional paid-in capital. In the months January and February 2012, the Company granted additional 10,000 fully vested warrants to the Finder under the 2011 Consulting Agreement. The exercise price was $ 1 per share and the contractual life is five years. The fair value of the warrants in the amount of $ 12 was recorded to additional paid-in capital.

In April 2012, the Company modified the amount of warrants that were granted to the Finder from a total of 45,000 warrants to 90,000 warrants and also modified the exercise price from $ 1 to $ 2. The Company accounted for these changes as modifications in accordance with ASC 718. The Company calculated the incremental value of these modifications and recorded compensation cost in a total amount of $ 38 to additional paid-in capital

On February 29, 2012, the Company entered into an agreement with an independent contractor (the "Finder"), for the purpose of introducing the Company to potential investors ("Finder's Agreement"). In the event that during the term of this agreement, an approved investor will consummate a cash investment, then the Finder shall be entitled to (i) a cash payment in an amount equal to 7% of the amount invested; and (ii) that number of ordinary shares of the Company issuable for a cash investment equal to 7% of the investment amount based upon the price per share pursuant to which the approved investor participated; less consulting consideration otherwise paid or payable to the Finder pursuant to a new consulting agreement that was signed in 2012 (the "2012 Consulting Agreement").

Between March through June 2012, the Company committed to grant an additional 20,000 fully vested warrants to the Finder under the 2012 Consulting Agreement (the "Finder's Warrants"). The exercise price was $ 2 per share and the contractual life is five years. The board of directors did not ratify the grant of the Finder's Warrants. Pursuant to the terms of the Finder's Agreement, the Company only issued, in September 2012, 16,279 ordinary shares, £0.01 par value each, and is obligated to pay $ 28 in cash, in relation with the August Financing (the "August Finder's Fee"), since the consulting fees pursuant to 2012 Consulting Agreement were lower than August Finder's Fee. The Company recorded an amount of $ 52 of stock-based compensation expenses in the statement of comprehensive loss during the year ended December 31, 2012. After the August Financing, the Consulting Agreement was terminated.

3.
On February 12, 2012, the Company settled part of an outstanding debt to a related party by issuance of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each. See also Note 12.

4.
On June 27, 2012, the Company granted 2,988 options that vested on December 27, 2012. The Company recorded compensation expense in the amount of $ 2 in the statement of comprehensive loss during the year ended December 31, 2012.

5.
On August 23, 2012, the Company entered into an agreement with an agent (the "Agent") to advise the Company on a private placement offering and as a contact with potential financing sources for the Company (the "Agent Agreement"). The Company agreed to pay the Agent a cash transaction fee in the amount of between 7% - 8% of the amount of the financing; and warrants equal to 7% - 8% of the stock and warrants issued in the financing at an exercise price equal to the investor's warrant exercise price. If the Agent raises at least $ 5,000, then he is entitled to receive a total of 10% warrants, retroactively. The consideration that is paid to the Agent is treated as issuance expenses. Pursuant to the terms of the Agent Agreement, the Company issued 90,180 warrants and paid $ 120 in cash, for advisory services in relation with the November 2012 Financing and 53,835 warrants and paid $84 in cash, for advisory services in relation with the 2013 financings.

In January 2013, the Company agreed that provided that the Agent raises an aggregate of at least $ 3,500 for the Company (the "Goal"), the agreement that was signed with the agent on November 30, 2012 shall be amended such that the warrants granted to the Agent in relation to the November Financing, will be eligible to a down-round anti-dilution protection. The Company will reclassify the warrants granted to the Agent in relation to the November 2012 Financing to a liability upon the achievement of the Goal. As of June 30, 2013, the Goal was not achieved.

NOTE 9:- SHAREHOLDERS' EQUITY

a.	Composition of share capital:

	December 31, 2012		December 31, 2011
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Ordinary shares of £0.01 par value each	49,800,000	13,369,809	49,800,000	12,098,597
Deferred A shares of £0.001 par value	800,000	-	800,000	-
Deferred B shares of £0.001 par value	1,200,000	-	1,200,000	-
Deferred C shares of £0.001 par value	400,000	-	400,000	400,000

The Ordinary shares confer upon their holders the right to participate and vote in general shareholders meetings of the Company and to share in the distribution of dividends, if any, declared by the Company.

As for the deferred shares see Note 6.

b.	Shares and warrants issuances:

Since inception through December 31, 2008, the Company issued 10,950,696 ordinary shares of £0.01 par value each. The total proceeds amounted to $ 6,753 (unaudited).

During January to October 2009, the Company issued 410,097 ordinary shares of £0.01 par value each at £0.8 per share. The proceeds amounted to $ 522. The related issuance costs amounted to $  23.

During May to August 2010, the Company issued 200,778 Ordinary shares of £0.01 par value each at £1 per share. The proceeds amounted to $ 312.

During March to August 2011, the Company issued 522,026 Ordinary shares of £0.01 par value each, in consideration for $ 951, at prices of $ 1.63-$ 1.95 per share, net of $ 60 included in receipt on account of shares as of January 1, 2011. The related issuance costs amounted to $ 21.

In the months January through August 2012, the Company issued 242,500 of ordinary shares, £ 0.01 par value each, at a price of $ 2.00 per share, for total gross proceeds of approximately $ 485, net of $ 75 included in receipt on the account of shares as of January 1, 2012. The investors were also granted with warrants to purchase 261,731 ordinary shares, at an exercise price of $ 2.00. In June 2012, the Company issued 10,000 of ordinary shares, £ 0.01 par value each, at a price of $ 2.25 per share, for total gross proceeds of approximately $ 23. This financing round was furnished with 50% warrant coverage, to purchase 5,000 ordinary shares of the Company, at an exercise price of $ 2.25.

In April 2012, the Company modified 39,500 warrants that were issued to investors in January 2012 with an exercise price of $ 1 to a total of 79,000 warrants with an exercise price of $ 2. The Company accounted for these changes as modifications in accordance with ASC 718. The Company calculated the incremental value of these modifications and recorded deemed dividend in a total amount of $ 33 to additional paid-in capital.

In August 2012, the Company issued 232,558 ordinary shares, £ 0.01 par value each, at a price of $ 1.72 per share, for total gross proceeds of $ 400. This financing round was furnished with 100% warrant coverage, to purchase 232,558 ordinary shares of the Company, at an exercise price of $ 1.72 and contractual life of five years (the "August Financing"). In addition, in August and September, the Company issued 18,375 of ordinary shares, £0.01 par value each, at a price of $ 2.00 per share, for total gross proceeds of $ 37. This financing round was furnished with 100% warrant coverage, to purchase 18,375 ordinary shares of the Company, at an exercise price of $ 2.00 per share and contractual life of five years. If the Company contemplates a private placement of ordinary shares and warrants with an aggregate offering amount which is no greater than $ 20,000 or in any other private placement that occurs prior to December 1, 2012 (the "Private Placement"), in which the equity price and equity linked pricing terms are more favorable to the investors, the Company will modify the terms to reflect any more favorable pricing terms provided to the other investors in the Private Placement on a $ 1 for $ 1 basis, in lieu of cash consideration. (the "Most Favored Nation").

On November 30, 2012, the Company completed a private placement under the November Purchase Agreement (the " November Purchase Agreement"), by and among the Company and certain investors (the "November Financing"). As part of the November Financing, the Company sold an aggregate of 751,500 Ordinary Shares at $ 2.00 per share for gross proceeds of $ 1,503 (the "November Shares") and 375,750 warrants to purchase an aggregate of 375,750 Ordinary Shares (the "November's Warrants").

Under the November Financing, the Company also entered into the November Registration Rights Agreement with the investors pursuant to which the Company is required to file a registration statement to register the resale of up to 133% of the number of Ordinary Shares issued in the November Financing and that may be issued upon exercise of the November's Warrants. The Company agreed to file a registration statement no later than 30 days after January 3, 2013 and to have the registration statement declared effective no later than the earlier of (a) the 90th day after the Self Filing Effective Date (or 120 days if the registration statement is reviewed by the SEC) or (b) the third day after the Company is notified that the registration statement will not be reviewed or is no longer subject to review. In February 2013, the registration statement was declared effective.

As part of the November Financing, the Company issued to the investors the November's Warrants to purchase Ordinary Shares at an initial exercise price of $ 2.00 per share, exercisable for a term of five years. The exercise price is subject to standard anti-dilution adjustments.

In addition, under the terms of the November Purchase Agreement, from the date each investor entered into the November Purchase Agreement until the earlier of (i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the November Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "November Most Favored Nation").

Due to the November Most Favored Nation terms, the most favored nation terms for the investors in the November Financing were extended to 2 years and the investors also received warrants with a January Down Round Protection (as defined in note 14b) in January 2013. (See Note 14b)

In relation to the issuances of August Financing through November Financing, the Company first allocated the proceeds to the detachable warrant, that due to the most favored nation terms and in accordance with ASC 815 is being considered a freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense. The remaining proceeds were allocated to the shares and were recorded to equity. The issuance costs in relation to the November Financing in the amount of $ 190 (the "2012 Issuance Costs") were allocated between the warrants and the shares in proportion to the allocation of the proceeds. The portion of the 2012 Issuance Costs that were allocated to the warrants in the amount of $ 27 was recorded as financial expense in the Company's statement of comprehensive loss. The portion of the 2012 Issuance Costs that were allocated to the shares in the amount of $ 163 was recorded to additional paid in capital.

The fair value of warrants granted was valued by using the Black-Scholes call option pricing model. The anti-dilution adjustments of August Most Favored Nation and the November Most Favored Nation were calculated by using Black-Scholes put option model since its similar to put options by providing a guaranteed price for an underlying instrument and offer insurance against dilution. The Company used different parameters for the warrants call option and the warrants put option since the expected life of the most favored nation terms was shorter than the expected life of the warrants. Fair values were estimated during 2012 using the following assumptions for the warrants call option (range of annualized percentages):

Year ended December 31,
2012

Dividend yield	0%
Expected volatility	79.61%-86.31%
Risk-free interest	0.12%-0.21%
Expected life	0.92-1.42 years

Fair values were estimated during 2012 using the following assumptions for the warrants put option (range of annualized percentages):

Year ended December 31,
2012

Dividend yield	0%
Expected volatility	67%-83%
Risk-free interest	0.11%-0.28%
Expected life	0.25-1.04 years

The initial fair value of the detachable warrant granted on August 29, August 29, September 28 and November 30 (the "Detachable Warrants") was $ 93, $ 4, $ 4 and $ 210, respectively.

On December 1, 2012, the fair value of the detachable warrant related to the issuances of August 2012 through September 2012 was $ 141. The change in fair value in the amount of $ 40 was recorded as financial expense in the Company's statement of comprehensive loss. Upon the lapse of the Most Favored Nation period on December 1, 2012, the detachable warrant was reclassified to additional paid in capital.

On December 31, 2012, the fair value of the detachable warrant related to the November Financing was $ 188. The change in fair value in the amount of $ 22 was recognized as financial income in the Company's statement of comprehensive loss.

c.	Share option plan:

In August 2007, the Company adopted the share option plan (the "Plan"). The number of shares that may be issued upon exercise of options under the plan shall not exceed 1,365,000 shares. As of December 31, 2012, 541,010 ordinary shares are available for future issuance under the Plan.

The weighted-average estimated fair value of stock options granted and vested during the year ended December 31, 2012 was $ 1.09 and $ 1.08 per share, respectively, using the Black-Scholes option pricing. The weighted-average estimated fair value of non-vested stock options as of December 31, 2012 was $  1.10 and per share, using the Black-Scholes option pricing. No options were granted in the year ended December 31, 2011 and 2010. There are no unvested options as of December 31, 2011. The following is a summary of the Company's stock option activity related to employees and directors and related information for the period ended December 31, 2012:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of the period	360,527	$1.29
Changes during the period:
Granted	410,000	$1.58

Options outstanding at end of the period	770,527	$1.44	7.2	$169

Vested and expected to vest	770,527	$1.44	7.2	$169

Options exercisable at end of the period	540,527	$1.38	6.3	$152

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's stock price on December 31, 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares.

During the year ended December 31, 2012, the Company recorded $ 389 in share based compensation expenses. As of December 31, 2012, total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans was $ 57. That cost is expected to be recognized over a weighted-average period of 2.5 months.

d.
On January 18, 2005 and March 12, 2007, the chairman of the Company's board received warrants from the principle shareholder to purchase from it 50,700 and 152,000 Ordinary shares in consideration for par value of £0.01 and $ 1.55 per share, respectively. The options were fully vested and valid for 10 years from grant date. The benefit in respect of the options totaling $ 246 (unaudited) was included in the financial statements at grant date.

On March 1, 2011 the exercise price of 152,000 options granted on March 12, 2007 was adjusted to £0.01. The value of the benefit from the change in option terms (the difference between the options' value before the reduction in exercise price and the options' value after the reduction in exercise price) totaling $ 95, was recorded as an expense in 2011. The options' fair value as of March 1, 2011 was determined based on $ 1.63 share price, expected volatility of 86%, risk-free interest rate of 1.85%, expected dividend rate of 0%, and an expected life of 3 years.

e.	Options and warrants to service providers:

The options and warrants outstanding as of December 31, 2012 that were granted to the Company's service providers are as follows:

Grant date	Number of options	Exercise price	Expiration date

August 28, 2007 (2)	20,475	1.29	August 28, 2017
May 27, 2009 (2)	30,000	1.56	May 27, 2019
February 12, 2012 (4)	309,492	2.00	February 12, 2017
April 26, 2012 (3)	90,000	2.00	March 19, 2017
June 27, 2012 (5)	2,988	1.75	June 21, 2022
November 30, 2012 (6)	90,180	2.00	November 30, 2017

	543,135

1.
In February 2005, Yissum was granted 300,000 options. Each option is exercisable into one Ordinary share of £0.01 par value. The options are exercisable over 5 years, according to their compliance with the agreed milestones, as defined in the option grant agreement, over a period of three years until February 3, 2008.

The Company recorded compensation cost as a liability related to stock based compensation in a total amount of $ 2 and $ 3 in 2010 and 2011, respectively. 285,000 options expired in 2008 and 15,000 options were exercised in 2011.

2.
In August 2007 and May 2009, the Company granted 20,475 and 30,000 fully vested options, respectively, to the pre-clinical development consultant. The fair value of the options was $ 29 (unaudited) and $ 33, respectively. Since the exercise price of such options is denominated in a currency that is different from the Company's functional currency, the Company accounts for such options as a liability. The fair value of the options was estimated each cut-off date using the Black-Scholes options valuation model.

The changes in fair value were recorded as financial expense (income). The Company recorded financial income in the amount of $ 3 for each of the years ended December 31, 2012 and 2011. The Company also recorded financial expense in the amount of $ 5 for the year ended 2010.

In June 2012, the Company increased and changed the denominated currency of the exercise price of the options that were issued in May 2009 from £ 0.8 to $ 1.56 resulting in the options being reclassified from a liability to equity. The Company accounted for this change as a modification in accordance with ASC 718. The Company calculated the incremental value of this modification. Since there was no incremental value, the Company only reclassified the related liability in the amount of $ 35 to additional paid-in capital.

3.
In 2011, the Company granted 35,000 fully vested warrants to the Finder (as defined below) under a consulting agreement that was signed in 2011 ("2011 Consulting Agreement"). The exercise price was $ 1 and the contractual life is five years. The fair value of the warrants in the amount of $ 45 was recorded to additional paid-in capital. In the months January and February 2012, the Company granted additional 10,000 fully vested warrants to the Finder under the 2011 Consulting Agreement. The exercise price was $ 1 per share and the contractual life is five years. The fair value of the warrants in the amount of $ 12 was recorded to additional paid-in capital.

In April 2012, the Company modified the amount of warrants that were granted to the Finder from a total of 45,000 warrants to 90,000 warrants and also modified the exercise price from $ 1 to $ 2. The Company accounted for these changes as modifications in accordance with ASC 718. The Company calculated the incremental value of these modifications and recorded compensation cost in a total amount of $ 38 to additional paid-in capital

On February 29, 2012, the Company entered into an agreement with an independent contractor (the "Finder"), for the purpose of introducing the Company to potential investors ("Finder's Agreement"). In the event that during the term of this agreement, an approved investor will consummate a cash investment, then the Finder shall be entitled to (i) a cash payment in an amount equal to 7% of the amount invested; and (ii) that number of ordinary shares of the Company issuable for a cash investment equal to 7% of the investment amount based upon the price per share pursuant to which the approved investor participated; less consulting consideration otherwise paid or payable to the Finder pursuant to a new consulting agreement that was signed in 2012 (the "2012 Consulting Agreement").

Between March through June 2012, the Company committed to grant an additional 20,000 fully vested warrants to the Finder under the 2012 Consulting Agreement (the "Finder's Warrants"). The exercise price was $ 2 per share and the contractual life is five years. The board of directors did not ratify the grant of the Finder's Warrants. Pursuant to the terms of the Finder's Agreement, the Company only issued, in September 2012, 16,279 ordinary shares, £0.01 par value each, and is obligated to pay $ 28 in cash, in relation with the August Financing (the "August Finder's Fee"), since the consulting fees pursuant to 2012 Consulting Agreement were lower than August Finder's Fee. The Company recorded an amount of $ 52 of stock-based compensation expenses in the statement of comprehensive loss during the year ended December 31, 2012. After the August Financing, the Consulting Agreement was terminated.

4.
On February 12, 2012, the Company settled part of an outstanding debt to a related party by issuance of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each. See also Note 12.

5.
On June 27, 2012, the Company granted 2,988 options which shall vest on December 27, 2012. The Company recorded compensation expense in the amount of $ 2 in the statement of comprehensive loss during the year ended December 31, 2012.

6.
On August 23, 2012, the Company entered into an agreement with an agent (the "Agent") to advise the Company on a private placement offering and as a contact with potential financing sources for the Company (the "Agent Agreement"). The Company agreed to pay the Agent a cash transaction fee in the amount of between 7% - 8% of the amount of the financing; and warrants equal to 7% - 8% of the stock and warrants issued in the financing at an exercise price equal to the investor's warrant exercise price. If the Agent raises at least $ 5,000, then he is entitled to receive a total of 10% warrants, retroactively. The consideration that is paid to the Agent is treated as issuance expenses. Pursuant to the terms of the Agent Agreement, the Company issued 90,180 warrants and paid $ 120 in cash, for advisory services in relation with the November 2012 Financing.

f.	Share-based payment:

The share based expense recognized in the financial statements for services received from employees and non-employees is shown in the following table:

	Year ended December 31,
	2012	2011	2010

Research and development, net	$(2)	$-	$7
General and administrative expenses	469	140	-
Financial (income), net	(82)	(120)	(102)

	$385	$20	$(95)